Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Tax Free Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 94 of the Prospectus and in the "Alternative Sales Arrangements"  section
		on page 104 of the Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
		Fund's portfolio turnover rate was 138% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the
		same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in municipal bonds that are rated investment grade by at least one independent rating agency (i.e., within the highest four quality ratings by Moody's Investor Service, Inc. ("Moody's"), Standard & Poor's or Fitch Ratings).
On average, the Fund will invest in municipal bonds that have a maturity range of 10 to
30 years. Municipal bonds are issued by or on behalf of the District of Columbia, states, territories, commonwealths and possessions of the United States and their political subdivisions and agencies, authorities and instrumentalities. The Fund may invest up to
20% of its net assets in unrated securities deemed by MacKay Shields LLC, the Fund's
Subadvisor, to be of comparable quality. The Fund may not invest more than 20% of its net assets in tax-exempt securities subject to the federal alternative minimum tax. If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state). Some of the Fund's earnings may be subject to federal tax and most may be subject to state and local taxes.

The Fund may invest in derivatives, such as futures, options and swap agreements to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings.

Investment Process: The Subadvisor employs a relative value research-driven approach to achieve the Fund's objective. The Subadvisor's strategies include duration management, sector allocation, yield curve positioning and buy/sell trade execution. The Subadvisor may engage in various portfolio strategies to achieve the Fund's investment objective, to seek to enhance the Fund's investment return and to seek to hedge the portfolio against adverse effects from movements in interest rates and in the securities markets.

The Subadvisor uses active management in an effort to identify mispriced tax-exempt securities and build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process which includes fundamental, "bottom-
up" credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, tax policies, as well as analyzes individual municipal securities and sectors.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful
		changes in the issuer's financial condition.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income, if the proceeds are reinvested at lower interest rates.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Municipal Bond Risk: Municipal bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. These risks include:

o General Obligation Bonds Risk-timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

o Revenue Bonds (including Industrial Development Bonds) Risk-these payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

o Private Activity Bonds Risk-Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond;

o Moral Obligation Bonds Risk-moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

o Municipal Notes Risk-municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

o Municipal Lease Obligations Risk-in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

The Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund's exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale.
As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time
		and/or under unfavorable conditions.
Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays Capital
Municipal Bond Index as its primary benchmark. The Barclays Capital Municipal
Bond Index includes approximately 15,000 municipal bonds, rated Baa or better by
Moody's, with a maturity of at least two years. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008. Performance figures for Class I shares, first offered on December 21, 2009, includes the historical performance of Class B shares through December 20, 2009. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
		Please visit mainstayinvestments.com for more recent performance information.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class B Shares (by calendar year 2002-2011)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 3Q/09 8.29 % Worst Quarter 4Q/10 -4.99%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares.
		After-tax returns for the other share classes may vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.38%
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.91%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	539
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	741
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	961
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,591
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.82%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	530
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	714
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	914
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,491
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.53%
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.16%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	618
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	683
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	869
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,413
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	383
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	669
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,413
Annual Return 2002	rr_AnnualReturn2002	8.34%
Annual Return 2003	rr_AnnualReturn2003	2.36%
Annual Return 2004	rr_AnnualReturn2004	2.90%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	4.25%
Annual Return 2007	rr_AnnualReturn2007	0.14%
Annual Return 2008	rr_AnnualReturn2008	(8.06%)
Annual Return 2009	rr_AnnualReturn2009	13.25%
Annual Return 2010	rr_AnnualReturn2010	2.56%
Annual Return 2011	rr_AnnualReturn2011	10.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.99%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | Class B | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.70%
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | Class B | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.72%
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.16%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	218
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	383
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	669
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,482
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	383
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	669
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,482
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%
MainStay Tax Free Bond Fund (Prospectus Summary) | MainStay Tax Free Bond Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.52%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.57%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	350
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	792
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.25%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is an annual percentage of the Fund's average daily net assets, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses. New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed the following percentages: 0.45% on assets up to $500 million; 0.425% on assets from $500 million to $1 billion; and 0.40% on assets in excess of $1 billion. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be: 0.50% on assets up to $500 million; 0.475% on assets from $500 million up to $1 billion; and 0.45% on assets in excess of $1 billion.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.82% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.